Derivatives - Summary of Hedging Instruments by Term to Maturity (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of hedging instruments by term to maturity [line items]
Notional amount	$ 512,740	$ 571,543
Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Notional amount	121,304	118,794
Net investment hedges [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Carrying value of foreign currency denominated deposit liabilities	27,900	23,900
Multiple derivatives including interest rate swaps [member] | Cross-currency interest rate swaps [member]
Disclosure of hedging instruments by term to maturity [line items]
Notional amount	$ 117,600	$ 120,900